CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 62	[1]	$ 136	$ 261	[2]
STOCKHOLDERS' EQUITY
Preferred stock, par value (in Dollars per Share)	$ 0	[1]	$ 0	$ 0	[2]
Preferred stock, shares authorized (in Shares)	800,000	[1]	800,000	800,000	[2]
Preferred stock, shares issued (in Shares)	0	[1]	0	0	[2]
Preferred stock, shares outstanding (in Shares)	0	[1]	0	0	[2]
Common stock, par value (in Dollars per Share)	$ 0	[1]	$ 0	$ 0	[2]
Common stock, shares authorized (in Shares)	30,000,000	[1]	30,000,000	30,000,000	[2]
Common stock, shares issued (in Shares)	11,785,826	[1]	11,785,826	11,785,826	[2]
Common stock, shares outstanding (in Shares)	11,785,826	[1]	11,785,826	11,785,826	[2]

[1]	Unaudited
[2]	Restated